Corporate information	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Corporate Information [Abstract]
Corporate Information

1.        Corporate information

China Baicaotang Medicine Limited (the “Company”), formerly known as Purden Lake Resource Corp., which changed its name on December 24, 2009, was incorporated in the State of Delaware on November 30, 2006 as a limited liability company.  The name of the Company was changed from China Baicaotang Medicine Limited to China BCT Pharmacy Group, Inc. on March 25, 2010.

The Company is principally engaged in the production, distribution and retailing drugs in the People’s Republic of China (the “PRC”).

Currently the Company has six subsidiaries:

		The Company’s
	Place/date of	effective
	incorporation or	ownership	Common stock/	Principal
Company name	establishment	interest	registered capital	activities

Ingenious Paragon Global Limited (“Ingenious”)	British Virgin Islands (“BVI”) / May 29, 2008	100%	Authorized, issued and fully paid 50,000 common shares of $1 par value each	Investment holding

Forever Well Asia Pacific Limited (“Forever Well”)	Hong Kong / January 10, 2008	100%	Authorized, issued and fully paid 10,000 common shares of HK$1 each	Investment holding

Guangxi Liuzhou Baicaotang Medicine Limited (“Liuzhou BCT”)	PRC / April 3, 1986	100%	Registered and fully paid up capital RMB192,478,478	Investment holding and distribution of drugs

Guangxi Liuzhou Baicaotang Medicine (Retail Chain) Limited (“BCT Retail”)	PRC / October 30, 2001	100%	Registered and fully paid up capital RMB3,000,000	Retail sales of drugs

Guangxi Liuzhou Baiaotang Jian Kang Chan Ye Limited (“BCT Jian Kang Chan Ye”)	PRC/ September 6, 2012	100%	Registered and fully paid up capital RMB500,000	Beauty and massage services

Guangxi Hefeng Pharmaceutical Company Limited (“Hefeng Pharmaceutical”)	PRC / September 18, 2000	100%	Registered and fully paid up capital RMB500,000	Production and sales of drugs

1.	Corporate information

(i)
China BCT Pharmacy Group, Inc. (the “Company”), formerly known as Purden Lake Resource Corp. whose name changed to China Baicaotang Medicine Limited on December 24, 2009 and then to China BCT Pharmacy Group, Inc. on March 25, 2010, was incorporated in the State of Delaware on November 30, 2006 as a limited liability company with authorized capital stock consisting of 100,000,000 shares of common stock, par value $0.001. Prior to the completion of reverse takeover transaction (“RTO”) on December 30, 2009 as mentioned in Note 2 (iv), the Company was a development stage company for acquisition, exploration and development of natural resource properties. Since the completion of the RTO, the Company has engaged in distribution, retail and production of pharmaceutical drugs in the People’s Republic of China (the “PRC”).

(ii)
Forever Well Asia Pacific Ltd. (“Forever Well”) was incorporated in Hong Kong on January 10, 2008 as a limited liability company with authorized, issued, paid up capital of HK$10,000, and 10,000 common shares of HK$1 par value each.  The principal activity of Forever Well is investment holding.

(iii)
Ingenious Paragon Global Limited (“Ingenious”) was incorporated in the British Virgin Islands (the “BVI”) on May 29, 2008 as a limited liability company with authorized, issued, paid up capital of $50,000, and 50,000 common shares of $1 par value each.  Prior to the completion of RTO on December 30, 2009, the 50,000 common shares were held by Xiaoyan Zhang, Chief Financial Officer of the Company.

(iv)
Guangxi Liuzhou Baicaotang Medicine Co., Ltd. (“Liuzhou BCT”) was established on April 3, 1986 in the PRC as a state-owned enterprise.  On June 20, 2001, Liuzhou BCT was transformed into a joint stock enterprise through management buyout by its management and employees. On December 29, 2007, Liuzhou BCT was transformed into a limited liability company.  Liuzhou BCT is engaged in the distribution of pharmaceutical drugs in the PRC.  Before the acquisition by Forever Well as stated in Note 2(ii), the registered and paid up capital was RMB10,000,000 which were held as to 23.83% by Huitian Tang, 13.44% by Jinghua Li, 10.81% by Wende Wei, 6.81% by Youru Jiang, 6.81% by Chunlin Liu and 6.81% by Bangfu Wang, who are also directors of  Ingenious and Liuzhou BCT. The remaining 31.49% was held by nine stockholders, who are employees of Liuzhou BCT.

(v)
Guangxi Liuzhou Baicaotang Medicine Retail Chain Co., Ltd. (“BCT Retail”), a wholly owned subsidiary of Liuzhou BCT, was established on October 30, 2001 with registered and paid up capital of RMB300,000.  BCT Retail is engaged in the retail sales of pharmaceutical drugs in the PRC.

(vi)
Guangxi Hefeng Pharmaceutical Co., Ltd. (“Hefeng Pharmaceutical”) was established on September 18, 2000 with registered and paid up capital of RMB5,000,000.  Hefeng Pharmaceutical is engaged in the production and sale of drugs for healing of hepatitis, cough, and Parkinson’s disease in the PRC.  On December 31, 2007, Liuzhou BCT entered into an agreement with Jinghua Li to acquire his entire interest in Hefeng Pharmaceutical at a consideration of RMB36,340,064 (equivalent to $4,982,223) which was satisfied by issuance of 13.44% shares of Liuzhou BCT.  The acquisition was completed on January 2, 2008, which was the date Liuzhou BCT obtained the control over Hefeng Pharmaceutical by appointing directors onto the board of directors of Hefeng Pharmaceutical.